Significant Accounting Policies and Practices (Details) - Schedule of Consolidated Subsidiaries	9 Months Ended
Sep. 30, 2023
Jerrick Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
Abacus Tech Pty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Australia
Company Ownership Interest	100.00%
Creatd Ventures LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
CEOBloc LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
Dune Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	100.00%
Vocal, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada
Company Ownership Interest	100.00%
WHE Agency, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	95.00%
OG Collection, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Delaware
Company Ownership Interest	86.00%
Orbit Media LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	New York
Company Ownership Interest	74.00%